COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Yissum [Member]
Commitments And Contingent Liabilities [Line Items]
Long-term Purchase Commitment, Time Period (in years)		20
Licenses Revenue Percentage		4.00%
Royalty Revenue Percentage		18.00%
Minimum Rental Commitments	$ 600
Operating Leases, Future Minimum Payments Due	2,000
Litigation Settlement, Amount		$ 70,000